COMMITMENTS AND CONTINGENCIES (Details Textual)			1 Months Ended					3 Months Ended	12 Months Ended
	Oct. 03, 2014 USD ($)	May 15, 2012 USD ($) ft²	Feb. 29, 2016 USD ($) shares	Jan. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	May 27, 2015 USD ($) shares	Aug. 30, 2014 USD ($)	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Jun. 17, 2015 USD ($)
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							$ 10,000,000
Maximum Amount To Be Raised To Enter Employment Contract Under Proposed Business Expansion											$ 10,000,000
Payments for Legal Settlements				$ 80,000
Other General and Administrative Expense								$ 45,000	$ 120,000
Description of Advisory Board Meeting								For each year of service after December 31, 2015, the Advisory Board members will be entitled to receive $30,000 worth of common stock and $12,000 in cash on an annual basis. In addition, the members will be entitled to reimbursement of expenses and $1,000 for each meeting attended.	For each year of service after December 31, 2015, the Advisory Board members will be entitled to receive $30,000 worth of common stock and $12,000 in cash on an annual basis. In addition, the members will be entitled to reimbursement of expenses and $1,000 for each meeting attended.
Common Stock, Capital Shares Reserved for Future Issuance | shares						466,667
Operating Leases, Rent Expense, Minimum Rentals		$ 2,450
Lease Expiration Date									Jun. 30, 2017
Leases, Date Of Lease Agreement									Jun. 06, 2014
Leases, Effective Date Of Lease Agreement									Jul. 01, 2014
Operating Leases, Rent Expense									$ 46,459	$ 56,317
Storage Expense Public Warehouse									50,236	28,530
Restricted Cash and Cash Equivalents, Current								$ 0	127,580	$ 0
Product Development and Costs									22,420
Restricted Cash, Contractual Amount Required to be Restricted									$ 150,000
Percentage of Brokerage Commissions Through Vending Channels								42.00%	42.00%
Common Stock [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares								7,500	0
Extention Option [Member]
Commitments And Contingencies [Line Items]
Lease Term									2 years
Warehouse [Member]
Commitments And Contingencies [Line Items]
Area of Land | ft²		1,750
Minimum [Member]
Commitments And Contingencies [Line Items]
Percentage of Brokerage Commissions								2.00%	2.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Percentage of Brokerage Commissions								5.00%	5.00%
Advisory Board [Member]
Commitments And Contingencies [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares								7,500	7,500
Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Payments for Legal Settlements				$ 80,000
Subsequent Event [Member] | Common Stock [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares								171,725
Chief Executive Officer [Member]
Commitments And Contingencies [Line Items]
Officers' Compensation						$ 150,000
Officers Compensation, Percentage Of Incentive Bonus						50.00%
Chief Operating Officer [Member]
Commitments And Contingencies [Line Items]
Officers' Compensation						$ 130,000
Officers Compensation, Percentage Of Incentive Bonus						40.00%
Chief Accounting Officer [Member]
Commitments And Contingencies [Line Items]
Officers Compensation, Percentage Of Incentive Bonus						25.00%
Labor and Related Expense						$ 120,000
Purchasing Manager [Member]
Commitments And Contingencies [Line Items]
Labor and Related Expense						$ 80,000
Employees Compensation Percentage of Incentive Bonus						50.00%
Employee [Member]
Commitments And Contingencies [Line Items]
Labor and Related Expense			$ 120,000
Employees Compensation Percentage of Incentive Bonus			20.00%
Employee [Member] | Common Stock [Member]
Commitments And Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues | shares			7,500					7,500
Employee [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Employees Compensation Percentage of Incentive Bonus			20.00%
Employee [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Employees Compensation Percentage of Incentive Bonus			40.00%
Revolution Marketing [Member] | Breach Of Contract [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							310,880
Revolution Marketing [Member] | Punitive Damages [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							$ 5,000,000
Madwell LLC [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 940,000				$ 440,000
Madwell LLC [Member] | Breach Of Contract [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	440,000
Madwell LLC [Member] | Punitive Damages [Member]
Commitments And Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 500,000